Digital Assets	6 Months Ended
Sep. 30, 2022
Digital Assets [Abstract]
DIGITAL ASSETS
8.	DIGITAL ASSETS

	As of September 30, 2022	As of March 31, 2022
	US$	US$
Digital assets held on exchange institutions	44,505,633	8,438,027

The digital assets held on third party exchange institutions are measured at fair value. They represented balance of digital assets attributable to the Company held in shared wallets of the third party exchanges.

The balance is measured at fair value through profit or loss.

Fair value loss of approximately US$1,330,133 (2021: Nil) from remeasurement of digital assets for the six months ended September 30, 2022.